INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES	NOTE 4:- INVENTORIES
	December 31,
	2013	2014

Raw materials	$2,164	$2,124
Work in progress	1,634	1,482
Finished products	4,554	4,541

	$8,352	$8,147